Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Expected Economic Useful Lives	The expected economic useful lives of the Company’s assets are as follows:
Useful life
Property and buildings	35-50 years
Land	Infinite
Leasehold improvements	Lesser of useful life and lease term
Equipment and furniture	2-18 years
Automobiles	4-6 years
Software	5 years

Schedule of Total Revenue by Geographic Areas

The summary of the Company’s total revenue by geographic areas for the fiscal years ended March 31, 2025, 2024, and 2023 was as follows

	For the Fiscal Years Ended March 31,
	2025	2024	2023
Japan domestic market	$62,190,446	$57,381,922	$72,190,276
Hong Kong market	104,685,311	100,982,052	40,960,511
The United States market	19,515,109	17,193,899	8,808,766
Other overseas markets	23,728,372	20,123,442	47,764,793
Total revenue	$210,119,238	$195,681,315	$169,724,346

Schedule of Total Revenue by Product Categories

The summary of the Company’s total revenue by product categories for the fiscal years ended March 31, 2025, 2024, and 2023 was as follows:

	For the Fiscal Years Ended March 31,
	2025	2024	2023
Beauty products	$81,374,101	$50,114,893	$128,781,665
Health products	6,869,364	4,931,671	18,701,204
Sundry products	20,275,598	6,083,770	11,033,924
Luxury products	35,357,960	90,189,723	-
Electronic products	47,969,875	34,901,681	-
Collectible cards and trendy toys	11,408,517	-	-
Other products and services (1)	6,863,823	9,459,577	11,207,553
Total revenue	$210,119,238	$195,681,315	$169,724,346

(1)	Other products and services include primarily trading cards and food, such as soft drinks, packaged snacks, tea and coffee, fruit juice, and mineral water, and alcoholic beverages, cigarettes, and pet food. It also includes revenue from advertising services through KOLs as well as supporting services to the online celebrities.

Schedule of Total Revenue by Distribution Channels

The summary of the Company’s total revenue by distribution channels for the fiscal years ended March 31, 2025, 2024, and 2023 was as follows:

	For the Fiscal Years Ended March 31,
	2025	2024	2023
Directly-operated physical stores	$17,105,488	$14,951,952	$11,606,180
Online stores and services	7,493,259	10,705,449	20,700,011
Franchise stores and wholesale customers	185,520,491	170,023,914	137,418,155
Total revenue	$210,119,238	$195,681,315	$169,724,346

Schedule of Currency Exchange Rates used in Creating Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	March 31, 2025		March 31, 2024		March 31, 2023
	Year-end spot rate	Average rate	Year-end spot rate	Average rate	Year-end spot rate	Average rate
US$ against YEN	¥1=US$0.00666	¥1=US$0.00657	¥1=US$0.00661	¥1=US$0.00692	¥1=US$0.00752	¥1=US$0.00740
US$ against HK$	HK$1=US$0.12856	HK$1=US$0.12833	HK$1=US$0.12778	HK$1=US$0.12780	HK$1=US$0.12739	HK$1=US$0.12757
US$ against RMB	RMB1=US$0.13769	RMB1=US$0.13858	RMB1=US$0.13850	RMB1=US$0.13953	RMB1=US$0.14560	RMB1=US$0.14607
US$ against MYR	MYR1=US$0.22540	MYR1=US$0.22226	MYR1=US$0.21175	MYR1=US$0.21548	MYR1=US$0.22659	MYR1=US$0.22499
US$ against CAD	CAD1=US$0.70018	CAD1=US$0.71899	CAD1=US$0.73855	CAD1=US$0.74162	-	-

Schedule of Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share for the fiscal years ended March 31, 2025, 2024, and 2023:

	For the Fiscal Years Ended March 31,
	2025	2024	2023
Numerator:
Net income (loss) – basic	$6,638,488	$7,478,936	$(8,048,822)
Add: change in fair value of warrants liabilities	2,050,211	-	-
Net income (loss) for the year - diluted	$8,688,699	$7,478,936	$(8,048,822)

Denominator:
Weighted average shares outstanding - basic	42,242,610	37,264,162	36,250,054
Add: effect of dilutive securities	2,635,578	-	-
Weighted average shares outstanding - diluted	44,878,189	37,264,162	36,250,054

Earnings (loss) per share - basic	$0.16	$0.20	$(0.22)
Earnings (loss) per share - diluted	$0.19	$0.20	$(0.22)